Consolidated Balance Sheets (USD $)	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2013
Assets
Cash and cash equivalents	$ 5,331,000	$ 86,000	$ 32,000
Accounts receivable, net	47,000	47,000	18,000
Inventories, net	231,000	249,000	365,000
Prepaid expenses	154,000	96,000	71,000
Total current assets	5,763,000	478,000	486,000
Property, plant and equipment, net	28,000	36,000	146,000
Patents, net	1,305,000	1,345,000	1,430,000
Total assets	7,096,000	1,859,000	2,062,000
Liabilities and stockholders' equity (deficit)
Accounts payable	510,000	1,096,000	1,134,000
Restructuring liability	201,000	323,000
Note payable, current			368,000
Accrued liabilities	154,000	401,000	600,000
Derivative liability	10,000	9,000	51,000
Total current liabilities	875,000	1,829,000	2,153,000
Note payable, less current portion			887,000
Deferred rent	12,000	13,000	13,000
Total liabilities	887,000	1,842,000	3,053,000
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued
Common stock, $0.01 par value: 100,000,000 shares authorized	398,000	295,000	126,000
Additional paid-in capital	88,966,000	80,943,000	69,054,000
Accumulated deficit	(83,155,000)	(81,221,000)	(70,171,000)
Total stockholders' equity (deficit)	6,209,000	17,000	(991,000)
Total liabilities and stockholders' equity (deficit)	$ 7,096,000	$ 1,859,000	$ 2,062,000